Note 18 - Other Receivable	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
18
- OTHER RECEIVABLE

In
May 2017,
as amended on
June 30, 2018,
CEN entered into an agreement with Clear Com Media, Inc. ("Clear Com") to provide a line of credit to Clear Com in amounts up to CAD
$1,000,000
(
$769,900
) through
June 30, 2020 (
maturity date) at a rate of
2%
per annum.
No
allowance was considered necessary as of
December 31, 2019
or
2018.
The agreement was entered into to support the development of technologies that may
be of future value to the Company.